DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in deferred tax assets:
As at January 1,		¥ 1,426,707
As at December 31,	$ 246,350	1,602,825	¥ 1,426,707
Temporary difference
Movements in deferred tax assets:
As at January 1,		1,686,542	2,278,547
(Charged)/credited to profit or loss		(21,261)	(592,005)
Disposal of subsidiaries		(4,426)
As at December 31,		1,660,855	1,686,542
Provision for impairment
Movements in deferred tax assets:
As at January 1,		552,772	989,523
(Charged)/credited to profit or loss		(30,715)	(436,751)
As at December 31,		522,057	552,772
Accrued expenses
Movements in deferred tax assets:
As at January 1,		207,651	215,497
(Charged)/credited to profit or loss		59,664	(7,846)
Disposal of subsidiaries		(3,106)
As at December 31,		264,209	207,651
Tax losses
Movements in deferred tax assets:
As at January 1,		636,197	803,140
(Charged)/credited to profit or loss		(94,978)	(166,943)
Disposal of subsidiaries		(1,320)
As at December 31,		539,899	636,197
Unrealized profit at consolidation
Movements in deferred tax assets:
As at January 1,		169,113	101,459
(Charged)/credited to profit or loss		(3,070)	67,654
As at December 31,		166,043	169,113
Others
Movements in deferred tax assets:
As at January 1,		120,809	168,928
(Charged)/credited to profit or loss		47,838	(48,119)
As at December 31,		¥ 168,647	¥ 120,809